SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16. SUBSEQUENT EVENTS

January 2021 Stock Offering

On January 20, 2021, Orchid entered into an underwriting agreement (the “2021 Underwriting Agreement”) with J.P. Morgan Securities LLC (the “Underwriter”), relating to the offer and sale of 7,600,000 shares of the Company’s common stock. The Underwriter purchased the shares of the Company’s common stock from the Company pursuant to the 2021 Underwriting Agreement at $5.20 per share. In addition, the Company granted the Underwriter a 30-day option to purchase up to an additional 1,140,000 shares of the Company’s common stock on the same terms and conditions, which the Underwriter exercised in full on January 21, 2021. The closing of the offering of 8,740,000 shares of the Company’s common stock occurred on January 25, 2021, with net proceeds to the Company of approximately $45.3 million after deduction of estimated offering expenses payable by the Company.

COVID-19 and CARES Act Update

The Federal Housing Financing Agency (the “FHFA”) has instructed the GSEs on how they will handle servicer advances for loans that back Agency RMBS that enter into forbearance, which should limit prepayments during the forbearance period that could have resulted otherwise. On January 29, 2021, the CDC issued guidance extending eviction moratoriums for covered persons through March 31, 2021. In addition, on February 9, 2021, the FHFA announced that the foreclosure moratorium begun under the CARES Act for loans backed by Fannie Mae and Freddie Mac and the eviction moratorium for real estate owned by Fannie Mae and Freddie Mac were extended until March 31, 2021. On February 16, 2021, the U.S. Housing and Urban Development Department announced the extension of the FHA eviction and foreclosure moratorium to June 30, 2021. The moratoriums on foreclosures and evictions will likely delay potential defaults on loans that would otherwise be bought out of Agency MBS pools. Depending on the ultimate resolution of the foreclosure or evictions, when and if it occurs, these loans may be removed from the pool into which they were securitized. If this were to occur, it would have the effect of delaying a prepayment on the Company’s securities until such time. As the majority of the Company’s Agency RMBS assets were acquired at a premium to par, this will tend to increase the realized yield on the asset in question.